Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 7 – Related Party Transactions

One executive of the Company has entered into note payable agreements with the Company. The balance of notes payable from related parties at September 30, 2018 is $270,000.

As of September 30, 2018 and December 31, 2017, the balance of executives’ deferred compensation is $942,650 and $922,425, respectively.

From time-to-time executives of the Company advance monies to the Company to cover costs. During the nine months ended September 30, 2018, executives advanced $65,000 of funds to the Company and received payments of $87,000 resulting in a $0 balance of short-term advances due to executives at September 30, 2018.

Note 6 – Related Party Transactions

Executives of the Company have agreed to defer compensation until cash flow improves. As of December 31, 2017 and 2016, the balances of their deferred compensation was $922,395 and $1,861,327 which reflects $894,394 accrual of deferred compensation, $1,173,297 stock options/warrants and the conversion of $660,000 of deferred compensation into stock options of the Company during the year ended December 31, 2017 and $720,000 accrual of deferred compensation and $533,103 cash repayments during the year ended December 31, 2016.

From time-to-time Executives of the Company advance monies to the Company to cover costs. During the years ended December 31, 2017 and 2016, officers advanced $26,000 and $12,618 of funds to the Company of which $11,500 and $10,300 were repaid during the years then ended. Also, during the years ended December 31, 2017 and 2016 accrued interest was repaid in an amount of $22,100 and $0, respectively. The balance of short-term advances Executives of the Company at December 31, 2017 and 2016 was $20,323 and $5,823, respectively.

During the years ended December 31, 2017 and 2016, an Executive of the Company entered into note payable agreements for $100,000 and $50,000, respectively. During the year ended December 31, 2016, the Company repaid the principal and interest of a $75,000 note payable to another Executive. At December 31, 2017 and 2016, notes payable remain outstanding to one Executive of the Company, in the amounts of $270,000 and $170,000, respectively. At December 31, 2017 and 2016, accrued interest on these notes payable totaled $21,983 and $20,284, respectively, and are included in accounts payable and accrued expenses on the consolidated balance sheet.